Financial Instruments - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	$ 210,448	$ 30,327
Long-term borrowings (including current portion)	1,972,371	1,817,873
Over 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	579,699	23,011
Long-term borrowings (including current portion)	$ 4,372,188	$ 6,822,438